UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22491

Legg Mason BW Global Income

Opportunities Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

FORM N-Q

JULY 31, 2017

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 67.5%
Argentina - 6.1%
Republic of Argentina, Bonds	18.200%	10/3/21	336,400,000	ARS	$19,739,966

Brazil - 17.3%
Federative Republic of Brazil, Notes	10.000%	1/1/23	50,580,000	BRL	16,430,825
Federative Republic of Brazil, Notes	10.000%	1/1/27	122,900,000	BRL	39,474,557

Total Brazil					55,905,382

India - 7.0%
Republic of India, Senior Bonds	8.170%	12/1/44	1,300,000,000	INR	22,681,447

Indonesia - 10.3%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	65,100,000,000	IDR	5,287,069
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	50,000,000,000	IDR	4,067,847
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	120,400,000,000	IDR	10,313,420
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	69,800,000,000	IDR	5,647,283
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	96,900,000,000	IDR	7,991,952

Total Indonesia					33,307,571

Mexico - 15.8%
United Mexican States, Senior Bonds	10.000%	11/20/36	92,000,000	MXN	6,724,101
United Mexican States, Senior Bonds	8.500%	11/18/38	96,600,000	MXN	6,224,127	(a)
United Mexican States, Senior Bonds	7.750%	11/13/42	638,935,500	MXN	38,260,761

Total Mexico					51,208,989

Peru - 3.7%
Republic of Peru, Senior Bonds	6.150%	8/12/32	38,220,000	PEN	12,134,593	(b)

Poland - 1.0%
Republic of Poland, Bonds	2.250%	4/25/22	11,565,000	PLN	3,158,404

Turkey - 6.3%
Republic of Turkey, Bonds	11.000%	2/24/27	68,360,000	TRY	20,239,851

TOTAL SOVEREIGN BONDS (Cost - $225,777,547)					218,376,203

ASSET-BACKED SECURITIES - 0.3%
Towd Point Mortgage Trust, 2015-3 B1 (Cost - $997,515)	4.283%	3/25/54	1,000,000		1,032,022	(c)(d)

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.3%
Alba PLC, 2007-1 C	0.587%	3/17/39	1,085,016	GBP	1,274,719	(b)(d)
Banc of America Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.148%	2/15/50	44,885,854		3,630,143	(d)
Bancaja Fondo de Titulizacion, 10 C	0.169%	5/22/50	5,800,000	EUR	4,355,721	(b)(d)
Bank, 2017-BNK4 XA, IO	1.461%	5/15/50	4,807,345		486,715	(d)
Bank of America Merrill Lynch Large Loan Inc., 2016-FR15 A	5.996%	10/26/47	1,454,575		1,489,239	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M3	5.132%	12/25/27	800,000		884,870	(d)

Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2	4.682%	10/25/29	1,550,000		1,671,726	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HQA1 B1	6.232%	8/25/29	1,000,000		1,090,587	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HQA2 B1	5.982%	12/25/29	3,295,000		3,548,850	(d)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2015-C02 2M2	5.232%	5/25/25	1,280,191		$1,373,178	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2	6.232%	7/25/25	742,276		832,095	(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1M2	6.532%	10/25/28	1,800,000		2,114,429	(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C05 2M2	5.682%	1/25/29	1,495,000		1,682,642	(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1M2	4.782%	7/25/29	448,000		482,370	(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C02 2B1	6.732%	9/25/29	1,250,000		1,410,098	(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C04 2B1	6.282%	11/25/29	630,000		690,687	(d)
FREMF Mortgage Trust, 2015-K720 C	3.389%	7/25/22	1,760,000		1,712,991	(c)(d)
FREMF Mortgage Trust, 2015-K721 C	3.565%	11/25/47	2,330,000		2,284,570	(c)(d)
GS Mortgage Securities Trust, 2013-GC10 XA, IO	1.582%	2/10/46	17,480,502		1,155,040	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FRR1 B707	2.010%	1/27/47	3,250,000		3,125,366	(c)
Newgate Funding PLC, 2006-3X CB	0.121%	12/1/50	811,029	EUR	825,671	(b)(d)
Paragon Mortgages PLC, 13X C1B	0.449%	1/15/39	2,500,000	EUR	2,696,168	(b)(d)
RMAC Securities PLC, 2006-NS1X B1C	0.550%	6/12/44	1,528,343	EUR	1,660,683	(b)(d)
RMAC Securities PLC, 2006-NS4X M1A	0.559%	6/12/44	916,449	GBP	1,126,329	(b)(d)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2009 B	0.000%	2/17/50	2,663,352	EUR	2,719,886	(b)(d)
TDA Fondo de Titulizacion de Activos, 2024-A1	0.000%	6/22/40	857,300	EUR	980,987	(b)(d)
WF-RBS Commercial Mortgage Trust, 2012-C6 XA, IO	2.095%	4/15/45	32,264,169		2,410,888	(c)(d)
WF-RBS Commercial Mortgage Trust, 2013-C15 XA, IO	0.509%	8/15/46	84,813,196		1,879,910	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $47,760,132)					49,596,558

CORPORATE BONDS & NOTES - 49.8%
CONSUMER DISCRETIONARY - 6.2%
Automobiles - 0.9%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	1,850,000		1,926,312	(a)
Mclaren Finance PLC, Senior Secured Bonds	5.000%	8/1/22	865,000	GBP	1,156,090	(c)

Total Automobiles					3,082,402

Diversified Consumer Services - 0.3%
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	870,000		852,600	(a)

Hotels, Restaurants & Leisure - 1.1%
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	1,200,000		1,330,500	(a)(c)
McDonald’s Corp., Senior Notes	3.625%	5/1/43	1,000,000		933,101	(a)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	6.125%	8/15/21	1,265,000		1,293,463	(a)(c)

Total Hotels, Restaurants & Leisure					3,557,064

Media - 3.1%
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	1,030,000		1,066,050	(a)
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	1,130,000		1,176,330	(a)
DISH DBS Corp., Senior Notes	5.000%	3/15/23	915,000		951,316	(a)
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	2,000,000		2,085,000	(a)(c)
Sirius XM Radio Inc., Senior Notes	6.000%	7/15/24	1,100,000		1,189,375	(a)(c)
Sirius XM Radio Inc., Senior Notes	5.375%	7/15/26	2,000,000		2,101,100	(a)(c)
Walt Disney Co., Senior Notes	4.125%	12/1/41	1,550,000		1,614,956	(a)

Total Media					10,184,127

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	378,000	$387,450	(c)
NIKE Inc., Senior Notes	3.625%	5/1/43	2,237,000	2,177,415	(a)

Total Textiles, Apparel & Luxury Goods				2,564,865

TOTAL CONSUMER DISCRETIONARY				20,241,058

CONSUMER STAPLES - 1.3%
Food Products - 0.9%
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	1,000,000	975,575	(a)
MARB Bondco PLC, Senior Notes	7.000%	3/15/24	1,135,000	1,127,396	(a)(c)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	740,000	770,525	(a)(c)

Total Food Products				2,873,496

Tobacco - 0.4%
Vector Group Ltd., Senior Secured Notes	6.125%	2/1/25	1,184,000	1,222,480	(a)(c)

TOTAL CONSUMER STAPLES				4,095,976

ENERGY - 3.5%
Energy Equipment & Services - 0.4%
Rowan Cos. Inc., Senior Notes	4.750%	1/15/24	1,584,000	1,362,240	(a)

Oil, Gas & Consumable Fuels - 3.1%
Antero Resources Corp., Senior Notes	5.000%	3/1/25	2,000,000	1,980,000
California Resources Corp., Secured Notes	8.000%	12/15/22	1,505,000	965,081	(a)(c)
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	1,496,000	1,591,370	(c)
Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., Senior Notes	4.150%	8/15/26	2,000,000	1,997,308	(a)(c)
Murphy Oil Corp., Senior Notes	6.875%	8/15/24	600,000	639,000	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	500,000	523,180	(a)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	430,000	442,900
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	1,515,000	1,783,913	(a)

Total Oil, Gas & Consumable Fuels				9,922,752

TOTAL ENERGY				11,284,992

FINANCIALS - 17.3%
Banks - 10.8%
Banco do Brasil SA, Junior Subordinated Notes	9.000%	6/18/24	1,040,000	1,081,288	(b)(d)(e)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	10,345,000	15,170,653	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	170,000	184,127
CIT Group Inc., Senior Notes	5.000%	8/1/23	615,000	668,044	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	5,330,000	8,241,443	(a)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	9,000,000	9,572,643	(a)

Total Banks				34,918,198

Capital Markets - 6.5%
Goldman Sachs Group Inc., Senior Notes	3.625%	1/22/23	5,000,000	5,188,345	(a)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	12,000,000	15,781,152	(a)

Total Capital Markets				20,969,497

TOTAL FINANCIALS				55,887,695

HEALTH CARE - 2.8%
Health Care Providers & Services - 2.7%
DaVita Inc., Senior Notes	5.750%	8/15/22	1,500,000	1,549,687	(a)
DaVita Inc., Senior Notes	5.000%	5/1/25	3,760,000	3,825,048	(a)
HCA Inc., Senior Secured Notes	4.750%	5/1/23	395,000	416,725
HCA Inc., Senior Secured Notes	5.000%	3/15/24	269,000	286,216
HealthSouth Corp., Senior Notes	5.750%	11/1/24	2,060,000	2,106,350	(a)
Tenet Healthcare Corp., Senior Secured Bonds	4.375%	10/1/21	515,000	526,588

Total Health Care Providers & Services				8,710,614

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/18	267,000		$267,400	(c)

TOTAL HEALTH CARE					8,978,014

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.4%
Northrop Grumman Corp., Senior Notes	3.250%	8/1/23	1,236,000		1,286,362	(a)

Industrial Conglomerates - 0.3%
3M Co., Senior Notes	3.125%	9/19/46	1,000,000		896,375	(a)

Road & Rail - 0.6%
CSX Corp., Senior Notes	3.800%	11/1/46	1,000,000		963,110	(a)
Norfolk Southern Corp., Senior Notes	4.450%	6/15/45	1,000,000		1,088,852	(a)

Total Road & Rail					2,051,962

Trading Companies & Distributors - 0.6%
Fly Leasing Ltd., Senior Notes	6.750%	12/15/20	1,700,000		1,785,000	(a)

TOTAL INDUSTRIALS					6,019,699

INFORMATION TECHNOLOGY - 6.2%
Electronic Equipment, Instruments & Components - 0.1%
Anixter Inc., Senior Notes	5.125%	10/1/21	470,000		502,900

Internet Software & Services - 0.6%
Rackspace Hosting Inc., Senior Notes	8.625%	11/15/24	1,710,000		1,851,075	(a)(c)

IT Services - 0.1%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	235,000		245,281	(c)

Software - 3.4%
Microsoft Corp., Senior Notes	4.200%	11/3/35	9,000,000		9,867,843	(a)
Symantec Corp., Senior Notes	5.000%	4/15/25	985,000		1,034,250	(c)

Total Software					10,902,093

Technology Hardware, Storage & Peripherals - 2.0%
Apple Inc., Senior Notes	4.500%	2/23/36	1,745,000		1,973,314	(a)
Apple Inc., Senior Notes	4.650%	2/23/46	2,970,000		3,345,568	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	1,020,000		1,138,042	(a)(c)

Total Technology Hardware, Storage & Peripherals					6,456,924

TOTAL INFORMATION TECHNOLOGY					19,958,273

MATERIALS - 4.5%
Chemicals - 2.8%
CF Industries Inc., Senior Notes	4.950%	6/1/43	4,000,000		3,430,000	(a)
Chemours Co., Senior Notes	6.625%	5/15/23	2,000,000		2,157,720	(a)
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	2,075,000		1,958,281	(a)
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	1,380,000		1,486,950	(a)(c)

Total Chemicals					9,032,951

Containers & Packaging - 1.1%
ARD Finance SA, Senior Secured Notes (7.375% PIK)	6.625%	9/15/23	855,000	EUR	1,085,758	(f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.250%	9/15/22	300,000		309,000	(c)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	800,000		796,000	(a)(c)
Sealed Air Corp., Senior Notes	5.125%	12/1/24	1,150,000		1,234,813	(a)(c)

Total Containers & Packaging					3,425,571

Metals & Mining - 0.4%
Allegheny Technologies Inc., Senior Notes	5.950%	1/15/21	1,000,000		1,020,000	(a)
Constellium NV, Senior Notes	6.625%	3/1/25	270,000		270,675	(c)

Total Metals & Mining					1,290,675

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.2%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	800,000	$836,000	(a)(c)

TOTAL MATERIALS				14,585,197

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.2%
DuPont Fabros Technology LP, Senior Notes	5.625%	6/15/23	2,000,000	2,140,620	(a)
Equinix Inc., Senior Notes	5.375%	4/1/23	1,265,000	1,321,925	(a)
GEO Group Inc., Senior Notes	5.125%	4/1/23	200,000	203,000
GEO Group Inc., Senior Notes	6.000%	4/15/26	610,000	638,145	(a)
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	900,000	956,250	(a)
Iron Mountain U.S. Holdings Inc., Senior Notes	5.375%	6/1/26	870,000	928,725	(a)(c)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	2,810,000	2,924,873	(a)
SBA Communications Corp., Senior Notes	4.875%	9/1/24	1,320,000	1,376,100

TOTAL REAL ESTATE				10,489,638

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.8%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,670,000	2,569,875	(a)(c)
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	200,000	219,250

Total Diversified Telecommunication Services				2,789,125

Wireless Telecommunication Services - 1.0%
Sprint Corp., Senior Notes	7.250%	9/15/21	2,000,000	2,225,000	(a)
Sprint Corp., Senior Notes	7.125%	6/15/24	895,000	983,381	(a)

Total Wireless Telecommunication Services				3,208,381

TOTAL TELECOMMUNICATION SERVICES				5,997,506

UTILITIES - 1.1%
Gas Utilities - 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	625,000	643,750	(a)

Independent Power and Renewable Electricity Producers - 0.9%
Dynegy Inc., Senior Notes	6.750%	11/1/19	510,000	530,081
NRG Energy Inc., Senior Notes	6.625%	1/15/27	925,000	955,063	(a)
NRG Yield Operating LLC, Senior Notes	5.000%	9/15/26	1,480,000	1,513,300

Total Independent Power and Renewable Electricity Producers				2,998,444

TOTAL UTILITIES				3,642,194

TOTAL CORPORATE BONDS & NOTES (Cost - $147,604,326)				161,180,242

SENIOR LOANS - 1.0%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Term Loan	8.686%	8/23/21	835,000	900,496	(g)(h)

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Frontier Communications Corp., 2017 Term Loan B1	4.980%	6/15/24	2,295,000	2,212,380	(g)(h)

TOTAL SENIOR LOANS (Cost - $3,127,121)				3,112,876

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.3%
U.S. Government Obligations - 15.3%
U.S. Treasury Bonds (Cost - $50,478,445)	2.875%	11/15/46	49,595,000	49,311,168	(a)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		SHARES	VALUE
COMMON STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.4%
StoneMor Partners LP (Cost - $4,904,417)		196,000	$1,370,040 (a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $480,649,503)			483,979,109

	RATE
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $5,416,599)	0.938%	5,416,599	5,416,599

TOTAL INVESTMENTS - 151.3% (Cost - $486,066,102#)			489,395,708
Mandatory Redeemable Preferred Stock, at Liquidation Value - (15.5)%			(50,000,000)
Liabilities in Excess of Other Assets - (35.8)%			(115,901,598)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$323,494,110

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
MXN	— Mexican Peso
PEN	— Peru
PLN	— Polish Zloty
TRY	— Turkish Lira

At July 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	216	9/17	$33,102,466	$33,041,250	$(61,216)
U.S. Treasury Ultra Long-Term Bonds	117	9/17	19,528,290	19,246,500	(281,790)

Net unrealized depreciation on open futures contracts					$(343,006)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

At July 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	23,769,828	JPY	2,634,170,000	Citibank N.A.	8/2/17	$(123,954)
USD	14,954,955	JPY	1,660,000,000	Citibank N.A.	8/2/17	(102,417)
JPY	2,535,000,000	USD	23,195,262	HSBC Bank USA, N.A.	8/2/17	(201,022)
JPY	4,965,000,000	USD	44,844,264	JPMorgan Chase & Co.	8/2/17	191,791
USD	43,505,702	JPY	4,865,830,000	JPMorgan Chase & Co.	8/2/17	(630,812)
JPY	1,660,000,000	USD	14,836,286	Morgan Stanley & Co. Inc.	8/2/17	221,085
BRL	32,600,000	USD	9,767,790	HSBC Bank USA, N.A.	8/8/17	674,401
BRL	5,965,000	USD	1,884,676	HSBC Bank USA, N.A.	8/8/17	25,989
USD	3,614,056	BRL	11,930,000	HSBC Bank USA, N.A.	8/8/17	(207,273)
EUR	10,570,000	USD	11,680,643	Barclays Bank PLC	8/10/17	837,318
USD	6,453,638	EUR	5,840,000	Barclays Bank PLC	8/10/17	(462,624)
EUR	1,060,000	USD	1,164,166	Citibank N.A.	8/10/17	91,183
EUR	21,615,000	USD	24,344,002	Citibank N.A.	8/10/17	1,254,457
USD	8,287,613	EUR	7,560,925	Citibank N.A.	8/10/17	(666,726)
USD	100,761	EUR	90,000	Citibank N.A.	8/10/17	(5,825)
USD	8,663,343	EUR	7,740,000	Citibank N.A.	8/10/17	(503,072)
USD	2,603,671	EUR	2,320,000	Goldman Sachs Group Inc.	8/10/17	(143,885)
EUR	25,460,000	USD	28,301,616	HSBC Bank USA, N.A.	8/10/17	1,850,444
USD	551,348	EUR	490,000	HSBC Bank USA, N.A.	8/10/17	(28,955)
USD	24,657,203	EUR	21,660,000	HSBC Bank USA, N.A.	8/10/17	(994,550)
EUR	8,150,000	USD	8,897,070	JPMorgan Chase & Co.	8/10/17	754,905
EUR	8,615,000	USD	9,984,337	JPMorgan Chase & Co.	8/10/17	218,334
USD	3,119,905	EUR	2,860,000	JPMorgan Chase & Co.	8/10/17	(267,168)
EUR	12,780,000	USD	14,361,579	Morgan Stanley & Co. Inc.	8/10/17	773,666
USD	3,554,144	EUR	3,220,000	National Australia Bank Ltd.	8/10/17	(259,275)
USD	774,209	EUR	690,000	National Australia Bank Ltd.	8/10/17	(42,952)
EUR	3,150,000	USD	3,601,593	UBS AG	8/10/17	128,925
USD	14,356,688	GBP	11,310,000	Barclays Bank PLC	9/15/17	(587,632)
USD	1,121,809	GBP	865,000	Barclays Bank PLC	9/15/17	(21,147)
GBP	11,325,000	USD	14,648,774	Citibank N.A.	9/15/17	315,366
USD	2,703,394	GBP	2,090,000	Citibank N.A.	9/15/17	(58,200)
USD	24,524,957	GBP	18,800,000	JPMorgan Chase & Co.	9/15/17	(316,176)
GBP	37,730,000	USD	48,938,496	Morgan Stanley & Co. Inc.	9/15/17	915,543
GBP	240,000	USD	315,881	Morgan Stanley & Co. Inc.	9/15/17	1,239
TWD	1,500,000,000	USD	49,662,296	HSBC Bank USA, N.A.	9/25/17	130,296
USD	49,267,556	TWD	1,500,000,000	HSBC Bank USA, N.A.	9/25/17	(525,037)
MXN	160,900,000	USD	8,766,720	HSBC Bank USA, N.A.	10/12/17	170,090
JPY	1,660,000,000	USD	15,019,566	Citibank N.A.	11/2/17	101,854

Total						$2,508,184

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
TWD	— Taiwan Dollar
USD	— United States Dollar

At July 31, 2017, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2017[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Dell Inc. 7.100%, due 4/15/28)	$815,000	6/20/22	2.42%	1.000% quarterly	$(51,800)	$(62,107)	$10,307
Morgan Stanley & Co. Inc. (Dell Inc. 7.100%, due 4/15/28)	1,210,000	6/20/22	2.42%	1.000% quarterly	(76,905)	(92,268)	15,363

Total	$2,025,000				$(128,705)	$(154,375)	$25,670

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.28 Index	$13,080,000	6/20/22	5.000% quarterly	$997,978	$898,885	$99,093

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2017[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc. (Federative Republic of Brazil 4.25%, due 1/7/25)	$5,900,000	6/20/22	2.08%	1.000% quarterly	$(287,643)	$(379,018)	$91,375
Morgan Stanley & Co. Inc. (Republic of Turkey 11.875%, due 1/15/30)	2,070,000	6/20/22	1.81%	1.000% quarterly	(76,539)	(76,053)	(486)

Total	$7,970,000				$(364,182)	$(455,071)	$90,889

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$218,376,203	—	$218,376,203
Asset-Backed Securities	—	1,032,022	—	1,032,022
Collateralized Mortgage Obligations	—	49,596,558	—	49,596,558
Corporate Bonds & Notes	—	161,180,242	—	161,180,242
Senior Loans	—	3,112,876	—	3,112,876
U.S. Government & Agency Obligations	—	49,311,168	—	49,311,168
Common Stocks	$1,370,040	—	—	1,370,040

Total Long-Term Investments	1,370,040	482,609,069	—	483,979,109

Short-Term Investments†	5,416,599	—	—	5,416,599

Total Investments	6,786,639	482,609,069	—	489,395,708

Other Financial Instruments:
Forward Foreign Currency Contracts	—	8,656,886	—	8,656,886
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	99,093	—	99,093

Total Other Financial Instruments	—	8,755,979	—	8,755,979

Total	$6,786,639	$491,365,048	—	$498,151,687

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$343,006	—	—	$343,006
Forward Foreign Currency Contracts	—	$6,148,702	—	6,148,702
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	128,705	—	128,705
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	364,182	—	364,182

Total	$343,006	$6,641,589	—	$6,984,595

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,993,820
Gross unrealized depreciation	(17,664,214)

Net unrealized appreciation	$3,329,606

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason BW Global Income Opportunities Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 25, 2017